Goodwill and intangible assets - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill, at cost	$ 10,760	$ 11,152
Goodwill at the opening balance	10,850	10,825
Goodwill acquired during the year	161	92	$ 92
Goodwill allocated to disposals	(345)
Impairment of goodwill	0	(311)	0
Exchange rate differences and other	(184)	244
Goodwill at the closing balance	10,482	10,850	10,825
Electrification
Goodwill
Goodwill at the opening balance	4,527	4,372
Goodwill acquired during the year	11	71
Exchange rate differences and other	(66)	84
Goodwill at the closing balance	4,472	4,527	4,372
Motion
Goodwill
Goodwill at the opening balance	2,456	2,436
Goodwill allocated to disposals	(338)
Exchange rate differences and other	(1)	20
Goodwill at the closing balance	2,117	2,456	2,436
Process Automation
Goodwill
Goodwill at the opening balance	1,639	1,615
Goodwill allocated to disposals	(7)
Exchange rate differences and other	(19)	24
Goodwill at the closing balance	1,613	1,639	1,615
Robotics & Discrete Automation
Goodwill
Goodwill at the opening balance	2,228	2,381
Goodwill acquired during the year	150	21
Impairment of goodwill		(290)
Exchange rate differences and other	(98)	116
Goodwill at the closing balance	2,280	2,228	2,381
Accumulated impairment charges	(278)	(302)
Corporate and Other
Goodwill
Goodwill at the opening balance	0	21
Impairment of goodwill		(21)
Goodwill at the closing balance	0	0	$ 21
Machine Automation [Member]
Goodwill
Goodwill at the opening balance	$ 554
Impairment of goodwill		(290)
Goodwill at the closing balance		$ 554